Description of the Plan (Details) - Honeywell 401(k) Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)
Description of the Plan [Abstract]
Plan agreement description	true
Maximum compensation limit eligible for matching (in Dollars) (in Dollars)	$ 23,500
Maximum annual catch-up contribution for eligible participants (in Dollars)	$ 7,500
Minimum age participants will be eligible to make pre-tax catch-up contributions (in Age) (in Age) | Age	50
Minimum before‑tax contribution rate	8.00%
Employer Contributions (in Dollars)	$ 233,000,000	$ 236,000,000
Employer contribution vesting period	3 years
Employer contribution vesting age (in Age) | Age	65
Required beginning age number (in Age) | Age	73
Forfeitures used to reduce employer contributions (in Dollars)	$ 8,000,000
Forfeitures, nonvested accounts balance (in Dollars)	$ 13,100,000	15,400,000
Employee Vesting Tranche One [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Employee Vesting Tranche Two [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Employee Vesting Tranche Three [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Participant’s Account is Distributed in a Single Payment to the Participant’s Beneficiary [Member]
Description of the Plan [Abstract]
Maximum distribution threshold amount (in Dollars)	$ 7,000
Minimum [Member]
Description of the Plan [Abstract]
Percentage of eligible earning participant may elect to contribute	1.00%
Employer matching contribution	0.00%
Interest rate on outstanding loans	3.25%
Employee Benefit Plan Vested Account Balance (in Dollars)		1,000
Maximum [Member]
Description of the Plan [Abstract]
Percentage of eligible earning participant may elect to contribute	30.00%
Employer matching contribution	8.00%
Employer matching contribution	87.50%
Company matching percentage on participant base pay	87.50%
Interest rate on outstanding loans	10.50%
Employee Benefit Plan Vested Account Balance (in Dollars)		7,000
Maximum [Member] | Participant’s Account is Distributed in a Single Payment [Member]
Description of the Plan [Abstract]
Employee Benefit Plan Vested Account Balance (in Dollars)		$ 1,000